Stock-Based Compensation	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

Note 8. STOCK-BASED COMPENSATION

The issuance of the Company’s options is exempted from registration under of the Securities Act of 1933, as amended (the “Act”). The Common Stock underlying the Company’s options granted may be sold in compliance with Rule 144 under the Act. Each option may be exercised to purchase one share of the common stock of the Company, no par value per share (the “Common Stock”). Payment for the options may be made in cash or by exchanging shares of Common Stock at their fair market value. The fair market value will be equal to the average of the highest and lowest registered sales prices of Company Stock on the date of exercise.

The term of the options granted in 2009 is for 10 years and the exercise price of the 56,000 options is $7.75 which vested over 5 years and were fully vested as of December 31, 2017. The fair value of the stock options was estimated using the Black-Scholes option-pricing model.

The term of the 10,000 options granted in 2013 is 10 years and the exercise is $2.01. The fair value of the 10,000 stock options was calculated at the grant date using the Black-Scholes option-pricing model with the following assumptions: volatility of 452.04%, risk free interest rate of 0.88% and expected life of 10 years. The total fair value of the options was $19,400. In accordance with the vesting periods, the Company recorded no stock-based compensation expense for the three and six months ended December 31, 2017 and 2016. As of December 31, 2017, 8,000 options were vested.

Pursuant to the Company’s 2014 Stock Incentive Plan, effective on July 26, 2016, the Company granted options to purchase a total of 150,000 shares of the Company’s Common Stock to two employees with a one-year vesting period, one half of which vested on October 26, 2016, and the other half vested on July 26, 2017. The exercise price of the options is $1.10, which was equal to the share price of the Company’s Common Stock on July 26, 2016. The grant date fair value of such options was $0.77 per share. The fair value of the options was calculated using the Black-Scholes options pricing model with the following assumptions: volatility of 99.68%, risk free interest rate of 1.15%, and expected life of 5 years. The total fair value of the options was $115,979. In accordance with the vesting periods, $nil and $28,995 were expensed related to these options for the three months ended December 31, 2017 and 2016, respectively. $9,665 and $48,325 were expensed related to these options for the six months ended December 31, 2017 and 2016, respectively. In February 2017, 75,000 of these options were exercised by the two employees of the Company.

A summary of the options is presented in the table below:

	Shares	Weighted Average Exercise Price

Options outstanding, as of June 30, 2017	141,000	$3.81
Granted	-	-
Exercised	-	-
Cancelled	-	-

Options outstanding, as of December 31, 2017	141,000	$3.81

Options exercisable, as of December 31, 2017	139,000	$3.83

Following is a summary of the status of options outstanding and exercisable as of December 31, 2017

Outstanding Options			Exercisable Options
Exercise Price	Number	Average Remaining Contractual Life	Average Exercise Price	Number	Average Remaining Contractual Life
$7.75	56,000	0.38 years	$7.75	56,000	0.38 years
$2.01	10,000	5.08 years	$2.01	8,000	5.08 years
$1.10	75,000	3.57 years	$1.10	75,000	3.57 years
	141,000			139,000

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2017:

Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
139,032	139,032	$9.30	0.38 years

Total expenses for options and warrants amounted to $Nil and $9,665 for three and six months ended December 31, 2017, respectively. Total expenses for options and warrants amounted to $28,995 and $92,472 for three and six months ended December 31, 2016, respectively.

Note 9. STOCK-BASED COMPENSATION

The issuance of the Company’s options is exempted from registration under of the Securities Act of 1933, as amended (the “Act”). The Common Stock underlying the Company’s options granted may be sold in compliance with Rule 144 under the Act. Each option may be exercised to purchase one share of the common stock of the Company, no par value per share (the “Common Stock”). Payment for the options may be made in cash or by exchanging shares of Common Stock at their fair market value. The fair market value will be equal to the average of the highest and lowest registered sales prices of Company Stock on the date of exercise.

The term of the 56,000 options granted in 2009 is for 10 years and the exercise price of the 56,000 options issued in 2009 is $7.75. The fair value of the 56,000 stock options was estimated using the Black-Scholes option-pricing model with the following assumptions: volatility of 173.84%, risk free interest rate of 3.02% and expected life of 10 years. The total fair value of the options was $413,107. In accordance with the vesting periods, the Company recorded no stock-based compensation expense for the years ended June 30, 2017 and 2016. The options are fully vested at June 30, 2017.

The term of the 10,000 options granted in 2013 is 10 years and the exercise price of the 10,000 options issued in 2013 is $2.01. The fair value of the 10,000 stock options was calculated at the grant date using the Black-Scholes option-pricing model with the following assumptions: volatility of 452.04%, risk free interest rate of 0.88% and expected life of 10 years. The total fair value of the options was $19,400. In accordance with the vesting periods, the Company amortized stock option expense of $3,880 for each of the years ended June 30, 2017 and 2016. As of June 30, 2017, 8,000 options were vested.

Pursuant to the Company’s 2014 Stock Incentive Plan, effective on July 26, 2016, the Company granted a total of 150,000 to two employees with a one-year vesting period, one half of which vested on October 26, 2016, and the other half will vest on July 26, 2017. The exercise price of the 150,000 options is $1.10, which was equal to the share price of the Company’s Common Stock on July 26, 2016. The grant date fair value of such options was $0.77 per share. The fair value of the 150,000 options was calculated using the Black-Scholes options pricing model with the following assumptions: volatility of 99.68%, risk free interest rate of 1.15%, and expected life of 5 years. The total fair value of the options was $115,979. In accordance with the vesting periods, $106,315 and nil were recorded as general and administrative expenses related to these options for the years ended June 30, 2017 and 2016. In February 2017, 75,000 of these options were exercised by the two employees of the Company.

Pursuant to the Company’s 2014 Stock Incentive Plan, the Company granted a total of 800,000 options on December 14, 2016, to purchase an aggregate of 800,000 shares of Common Stock to seven employees, with a vesting period from one to three years. The grant date fair value of such options was $2.24 per option. The fair value of the 800,000 options was calculated using the Black-Scholes options pricing model with the following assumptions: volatility of 112.70%, risk free interest rate of 2.02%, and expected life of 5 years. The total fair value of the options was $1,788,985. With the seven employees’ consent, the Company cancelled the 800,000 options, effective February 16, 2017 and nil was recorded as part of general and administrative expenses related to these options for the year ended June 30, 2017.

A summary of the options is presented in the table below:

	Shares	Weighted Average Exercise Price

Options outstanding, as of June 30, 2016	66,000	$6.88
Granted	950,000	2.78
Exercised	(75,000)	1.10
Cancelled	(800,000)	3.10

Options outstanding, as of June 30, 2017	141,000	$3.81

Options exercisable, as of June 30, 2017	64,000	$7.03

Following is a summary of the status of options outstanding and exercisable at June 30, 2017:

Outstanding Options			Exercisable Options
Exercise Price	Number	Average Remaining Contractual Life	Average Exercise Price	Number	Average Remaining Contractual Life
$7.75	56,000	0.88 years	$7.75	56,000	0.88 years
$2.01	10,000	5.59 years	$2.01	8,000	5.59 years
$1.10	75,000	4.07 years	$1.10	-	-
	141,000			64,000

Following is a summary of the status of warrants outstanding and exercisable at June 30, 2017:

Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
139,032	139,032	$9.30	0.88 years

Total expenses for options and warrants amounted to $110,195 and $3,880 for the year ended June 30, 2017 and 2016, respectively.